Trade and other payables (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	S/ 76,478	S/ 64,098
Dividends payable, note 16(g)	29,725	5,070
Interests payable	17,280	17,892
Remuneration payable	14,920	14,108
Taxes and contributions	10,904	15,003
Hedge finance cost payable	10,505	11,073
Board of Directors' fees	5,773	5,406
Advances from customers	4,276	1,181
Guarantee deposits	2,481	2,302
Account payable to related party, note 25	516
Other accounts payable	5,137	6,640
Trade and other payables	S/ 177,995	S/ 142,773